Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,504,988
Previously Paid Amount	0
Total Fee Amount	1,761.42
Total Offset Amount	0
Net Fee	$ 1,761.42